Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

April 30, 2021

URX-QTLY-0621
1.929338.109

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.9%
REITs - Apartments - 11.1%
American Campus Communities, Inc.	266,266	$12,037,886
American Homes 4 Rent Class A	524,309	19,420,405
Apartment Investment & Management Co. Class A	302,004	2,095,908
AvalonBay Communities, Inc.	261,116	50,134,272
Camden Property Trust (SBI)	185,080	22,298,438
Centerspace	24,624	1,733,283
Equity Residential (SBI)	695,240	51,607,665
Essex Property Trust, Inc.	122,923	35,711,590
Independence Realty Trust, Inc.	226,163	3,808,585
Invitation Homes, Inc.	1,048,447	36,758,552
Mid-America Apartment Communities, Inc.	216,558	34,071,025
UDR, Inc.	555,083	25,783,605
		295,461,214
REITs - Diversified - 24.0%
Alexander & Baldwin, Inc.	146,620	2,687,545
American Finance Trust, Inc.	230,424	2,306,544
Apartment Income (REIT) Corp.	290,475	13,114,946
Apple Hospitality (REIT), Inc.	426,311	6,761,292
Armada Hoffler Properties, Inc.	138,398	1,886,365
CatchMark Timber Trust, Inc.	130,180	1,513,993
Colony Capital, Inc.	1,014,741	7,103,187
CorePoint Lodging, Inc.	137,734	1,375,963
Cousins Properties, Inc.	286,533	10,507,165
Crown Castle International Corp.	758,119	143,329,978
Digital Realty Trust, Inc.	498,451	76,915,974
Duke Realty Corp.	700,050	32,566,326
EPR Properties	150,548	7,182,645
Equinix, Inc.	143,940	103,746,194
Gaming & Leisure Properties	407,835	18,960,249
Gladstone Commercial Corp.	78,192	1,645,160
Global Net Lease, Inc.	172,616	3,314,227
Lamar Advertising Co. Class A	166,793	16,519,179
NexPoint Residential Trust, Inc.	46,869	2,350,949
One Liberty Properties, Inc.	44,551	1,107,983
Outfront Media, Inc.	292,132	7,119,257
Potlatch Corp.	137,475	8,160,516
Preferred Apartment Communities, Inc. Class A	118,886	1,212,637
PS Business Parks, Inc.	39,960	6,488,305
Safehold, Inc.	30,012	2,122,149
SBA Communications Corp. Class A	208,908	62,613,906
Store Capital Corp.	459,054	16,429,543
The GEO Group, Inc. (a)	250,416	1,379,792
Uniti Group, Inc.	395,553	4,509,304
VICI Properties, Inc. (a)	908,316	28,793,617
Vornado Realty Trust	313,807	14,356,670
Washington REIT (SBI)	141,215	3,279,012
WP Carey, Inc.	326,117	24,422,902
		635,783,474
REITs - Health Care - 7.8%
CareTrust (REIT), Inc.	200,533	4,848,888
Community Healthcare Trust, Inc.	50,630	2,578,080
Diversified Healthcare Trust (SBI)	504,572	2,227,685
Global Medical REIT, Inc.	145,108	2,083,751
Healthcare Realty Trust, Inc.	256,894	8,261,711
Healthcare Trust of America, Inc.	412,760	12,122,761
Healthpeak Properties, Inc.	957,907	32,894,526
LTC Properties, Inc.	76,987	3,274,257
Medical Properties Trust, Inc.	1,084,592	23,915,254
New Senior Investment Group, Inc.	254,833	1,686,994
Physicians Realty Trust	389,433	7,294,080
Sabra Health Care REIT, Inc.	409,634	7,443,050
Universal Health Realty Income Trust (SBI)	26,339	1,763,396
Ventas, Inc.	706,040	39,156,978
Welltower, Inc.	780,783	58,582,148
		208,133,559
REITs - Health Care Facilities - 0.9%
National Health Investors, Inc.	89,618	6,578,857
Omega Healthcare Investors, Inc.	435,904	16,564,352
		23,143,209
REITs - Hotels - 3.4%
Chatham Lodging Trust (b)	127,673	1,770,825
DiamondRock Hospitality Co. (b)	425,845	4,437,305
Hersha Hospitality Trust	120,886	1,397,442
Host Hotels & Resorts, Inc.	1,342,775	24,384,794
MGM Growth Properties LLC	298,755	10,761,155
Park Hotels & Resorts, Inc.	469,245	10,468,856
Pebblebrook Hotel Trust	268,605	6,414,287
RLJ Lodging Trust	339,240	5,475,334
Ryman Hospitality Properties, Inc.	106,298	8,360,338
Service Properties Trust	345,031	4,249,057
Summit Hotel Properties, Inc. (b)	244,538	2,486,951
Sunstone Hotel Investors, Inc.	440,772	5,800,560
Xenia Hotels & Resorts, Inc.	242,913	4,719,800
		90,726,704
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	296,707	10,832,773
REITs - Management/Investment - 12.1%
American Assets Trust, Inc.	105,935	3,713,022
American Tower Corp.	815,208	207,690,542
CoreSite Realty Corp.	73,205	8,893,675
Empire State Realty Trust, Inc.	318,007	3,622,100
iStar Financial, Inc. (a)	174,193	3,224,312
Lexington Corporate Properties Trust	487,469	5,966,621
National Retail Properties, Inc.	333,328	15,473,086
Rayonier, Inc.	250,401	9,084,548
Retail Properties America, Inc.	447,430	5,248,354
UMH Properties, Inc.	98,787	2,126,884
Weyerhaeuser Co.	1,411,581	54,726,995
Whitestone REIT Class B	117,066	1,143,735
		320,913,874
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	327,043	22,696,784
Sun Communities, Inc.	179,037	29,868,743
		52,565,527
REITs - Office Buildings - 0.7%
CyrusOne, Inc.	222,188	16,181,952
Office Properties Income Trust	85,604	2,375,511
		18,557,463
REITs - Office Property - 7.2%
Alexandria Real Estate Equities, Inc.	234,162	42,406,738
Boston Properties, Inc.	280,775	30,702,746
Brandywine Realty Trust (SBI)	358,047	4,844,376
City Office REIT, Inc.	124,426	1,359,976
Columbia Property Trust, Inc.	229,664	4,136,249
Corporate Office Properties Trust (SBI)	220,462	6,181,754
Douglas Emmett, Inc.	324,042	10,868,369
Easterly Government Properties, Inc.	155,064	3,323,022
Equity Commonwealth	204,102	5,878,138
Franklin Street Properties Corp.	237,832	1,255,753
Highwoods Properties, Inc. (SBI)	202,899	9,087,846
Hudson Pacific Properties, Inc.	297,592	8,365,311
JBG SMITH Properties	218,531	7,126,296
Kilroy Realty Corp.	200,211	13,722,462
Mack-Cali Realty Corp.	175,793	2,875,973
Paramount Group, Inc.	348,262	3,695,060
Piedmont Office Realty Trust, Inc. Class A	240,507	4,478,240
SL Green Realty Corp.	143,611	10,628,650
VEREIT, Inc.	418,775	20,034,196
		190,971,155
REITs - Regional Malls - 3.1%
Simon Property Group, Inc.	615,034	74,874,239
Tanger Factory Outlet Centers, Inc. (a)	216,633	3,780,246
The Macerich Co.	248,499	3,426,801
		82,081,286
REITs - Shopping Centers - 5.7%
Acadia Realty Trust (SBI)	175,635	3,669,015
Alexanders, Inc.	4,467	1,238,431
Brixmor Property Group, Inc.	586,017	13,091,620
Federal Realty Investment Trust (SBI)	139,352	15,724,480
Kimco Realty Corp.	841,544	17,672,424
Kite Realty Group Trust	188,101	3,914,382
Realty Income Corp.	636,492	44,013,422
Regency Centers Corp.	323,296	20,581,023
Retail Opportunity Investments Corp.	256,729	4,518,430
Retail Value, Inc.	61,102	1,138,330
RPT Realty	197,668	2,512,360
Saul Centers, Inc.	31,525	1,361,250
Seritage Growth Properties (b)	97,109	1,670,275
SITE Centers Corp.	347,589	5,126,938
Urban Edge Properties	252,634	4,762,151
Urstadt Biddle Properties, Inc. Class A	77,431	1,406,921
Washington Prime Group, Inc. (a)(b)	83,144	204,534
Weingarten Realty Investors (SBI)	248,135	8,024,686
		150,630,672
REITs - Single Tenant - 1.0%
Agree Realty Corp.	94,499	6,648,950
Essential Properties Realty Trust, Inc.	208,222	5,453,334
Four Corners Property Trust, Inc.	144,911	4,183,581
Getty Realty Corp.	71,066	2,244,264
Spirit Realty Capital, Inc.	202,149	9,610,163
		28,140,292
REITs - Storage - 6.7%
CubeSmart	380,433	16,107,533
Extra Space Storage, Inc.	246,395	36,636,473
Iron Mountain, Inc. (a)	554,348	22,240,442
Life Storage, Inc.	139,184	13,370,015
National Storage Affiliates Trust	128,084	5,820,137
Public Storage	295,116	82,974,815
		177,149,415
REITs - Warehouse/Industrial - 8.8%
Americold Realty Trust	391,385	15,808,040
EastGroup Properties, Inc.	76,400	12,121,624
First Industrial Realty Trust, Inc.	247,728	12,329,423
Industrial Logistics Properties Trust	132,553	3,287,314
Monmouth Real Estate Investment Corp. Class A	190,508	3,520,588
Prologis (REIT), Inc.	1,345,972	156,846,117
QTS Realty Trust, Inc. Class A	114,402	7,606,589
Rexford Industrial Realty, Inc.	227,962	12,663,289
Terreno Realty Corp.	134,604	8,684,650
		232,867,634

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,517,958,251

Real Estate Management & Development - 4.8%
Diversified Real Estate Activities - 0.3%
Five Point Holdings LLC Class A (b)	145,989	1,048,201
Tejon Ranch Co. (b)	50,880	804,922
The RMR Group, Inc.	37,365	1,478,907
The St. Joe Co.	73,676	3,373,624
		6,705,654
Real Estate Development - 0.4%
Forestar Group, Inc. (b)	52,501	1,330,375
Howard Hughes Corp. (b)	78,974	8,524,454
		9,854,829
Real Estate Operating Companies - 0.2%
Kennedy-Wilson Holdings, Inc.	242,283	4,978,916
Real Estate Services - 3.9%
Altisource Portfolio Solutions SA (b)	25,861	162,924
CBRE Group, Inc. (b)	633,906	54,008,791
Cushman & Wakefield PLC (b)	234,522	3,986,874
eXp World Holdings, Inc. (a)(b)	117,355	4,032,318
Jones Lang LaSalle, Inc. (b)	98,938	18,591,440
Marcus & Millichap, Inc. (b)	47,885	1,691,298
Newmark Group, Inc.	348,822	3,749,837
RE/MAX Holdings, Inc.	43,677	1,604,256
Realogy Holdings Corp. (b)	249,311	4,308,094
Redfin Corp. (a)(b)	179,170	12,681,653
		104,817,485

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		126,356,884

TOTAL COMMON STOCKS
(Cost $2,174,661,550)		2,644,315,135

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.04% (c)	9,425,058	9,426,943
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	63,224,938	63,231,261
TOTAL MONEY MARKET FUNDS
(Cost $72,658,204)		72,658,204
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,247,319,754)		2,716,973,339
NET OTHER ASSETS (LIABILITIES) - (2.4)%(e)		(64,526,772)
NET ASSETS - 100%		$2,652,446,567

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	June 2021	$8,160,900	$484,759	$484,759

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $310,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,009
Fidelity Securities Lending Cash Central Fund	160,772
Total	$164,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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